Schedule of sales to major customers (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Sales	$ 1,717	$ 4,987	$ 8,997	$ 10,212
Customer A [member]
IfrsStatementLineItems [Line Items]
Sales	101	2,931	3,949	5,040
Customer B [member]
IfrsStatementLineItems [Line Items]
Sales	301	121	974	529
Customer [member]
IfrsStatementLineItems [Line Items]
Sales	$ 402	$ 3,052	$ 4,923	$ 5,569